As filed with the Securities and Exchange Commission on April 25, 2000
                                             Registration No. 333-24959/811-5672


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          PRE-EFFECTIVE AMENDMENT NO.                              ( )
                                      -----
          POST-EFFECTIVE AMENDMENT NO.  4                          (X)
                                       -----

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
          Post-Effective Amendment No. 79                          (X)
                                       --
                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800
              -----------------------------------------------------

                             Thomas E. Pierpan, Esq.

         Senior Vice President, General Counsel and Assistant Secretary

                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415
                                   ----------

Title of securities being registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

   It is proposed that this filing will become effective (check appropriate space)

        immediately upon filing pursuant to paragraph (b) of Rule 485
   ----


    X   on   May 1, 2000, pursuant to paragraph (b) of Rule 485
   ----    -------------


        60 days after filing pursuant to paragraph (a) of Rule 485
   ----

        on    DATE     , pursuant to paragraph (a) of Rule 485
   ----    ------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

               WRL FREEDOM WEALTH CREATOR/registered trademark/
                               VARIABLE ANNUITY


                                 Issued Through

                           WRL SERIES ANNUITY ACCOUNT
                                       By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
PROSPECTUS

MAY 1, 2000


     This prospectus gives you important information about the WRL Freedom Wealth Creator/registered trademark/, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the mutual fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

     You can put your money into 30 investment choices: a fixed account and 29 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

     The 29 portfolios we currently offer through the subaccounts under this Contract are:




                              WRL SERIES FUND, INC.
 WRL VKAM Emerging Growth                      WRL Great Companies -- America(SM)
 WRL T. Rowe Price Small Cap                   WRL Salomon All Cap
 WRL Goldman Sachs Small Cap                   WRL C.A.S.E. Growth
 WRL Pilgrim Baxter Mid Cap Growth             WRL Dreyfus Mid Cap
 WRL Alger Aggressive Growth                   WRL NWQ Value Equity
 WRL Third Avenue Value                        WRL T. Rowe Price Dividend Growth
 WRL Value Line Aggressive Growth              WRL Dean Asset Allocation
 WRL GE International Equity (formerly, WRL
  GE/Scottish Equitable International Equity)  WRL LKCM Strategic Total Return

 WRL Janus Global                              WRL J.P. Morgan Real Estate Securities
 WRL Great Companies -- Technology(SM)         WRL Federated Growth & Income
 WRL Janus Growth                              WRL AEGON Balanced
 WRL Goldman Sachs Growth                      WRL AEGON Bond
 WRL GE U.S. Equity                            WRL J.P. Morgan Money Market



                     VARIABLE INSURANCE PRODUCTS FUND (VIP)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2
                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2
                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2



     If you would like more information about the WRL Freedom Wealth Creator/registered trademark/, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2000. Please call us at 1-800-851-9777 or write us at: Western Reserve, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:
/bullet/ ARE NOT BANK DEPOSITS
/bullet/ ARE NOT FEDERALLY INSURED
/bullet/ ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
/bullet/ ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
/bullet/ INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS OF SPECIAL TERMS ..............................................     1
SUMMARY ...................................................................     3
ANNUITY CONTRACT FEE TABLE ................................................     9
EXAMPLES ..................................................................    11
 1.  THE ANNUITY CONTRACT .................................................    12
     The Contract .........................................................    12
     Other Contracts ......................................................    13
 2.  ANNUITY PAYMENTS (THE INCOME PHASE) ..................................    13
     Annuity Payment Options Under the Contract ...........................    13
     Fixed Annuity Payment Options ........................................    14
     Variable Annuity Payment Options .....................................    15
 3.  PURCHASE .............................................................    16
     Contract Issue Requirements ..........................................    16
     Purchase Payments ....................................................    16
     Initial Purchase Requirements ........................................    16
     Additional Purchase Payments .........................................    16
     Maximum Annual Purchase Payments .....................................    17
     Allocation of Purchase Payments ......................................    17
     Right to Cancel Period ...............................................    17
     Annuity Value ........................................................    17
     Accumulation Units ...................................................    18
 4.  INVESTMENT CHOICES ...................................................    18
     The Separate Account .................................................    18
     The Fixed Account ....................................................    20
     Transfers ............................................................    20
     Dollar Cost Averaging Program ........................................    21
     Asset Rebalancing Program ............................................    22
     Telephone or Fax Transactions ........................................    22
     Third Party Investment Services ......................................    23
 5.  EXPENSES .............................................................    23
     Mortality and Expense Risk Charge ....................................    23
     Annual Contract Charge ...............................................    24
     Transfer Charge ......................................................    24
     Loan Processing Fee ..................................................    24
     Change in Purchase Payment Allocation Fee ............................    24
     Premium Taxes ........................................................    25
     Federal, State and Local Taxes .......................................    25
     Withdrawal Charge ....................................................    25
     Portfolio Management Fees ............................................    27
     Reduced or Waived Charges and Expenses to Employees ..................    27
 6.  TAXES ................................................................    28
     Annuity Contracts in General .........................................    28
     Qualified and Nonqualified Contracts .................................    28
     Partial Withdrawals and Complete Surrenders -- Nonqualified Contracts     29
     Multiple Contracts ...................................................    30

     Diversification and Distribution Requirements ..........................   30
     Partial Withdrawals and Complete Surrenders -- Qualified Contracts .....   30
     Taxation of Death Benefit Proceeds .....................................   31
     Annuity Payments .......................................................   31
     Transfers, Assignments or Exchanges of Contracts .......................   32
     Net Income Makeup Charitable Remainder Unitrusts (NIMCRUTs) ............   32
     Possible Tax Law Changes ...............................................   32
 7.  ACCESS TO YOUR MONEY ...................................................   32
     Partial Withdrawals and Complete Surrenders ............................   32
     Delay of Payment and Transfers .........................................   34
     Systematic Partial Withdrawals .........................................   34
     Contract Loans for Qualified Contracts .................................   34
 8.  PERFORMANCE ............................................................   36
 9.  DEATH BENEFIT ..........................................................   37
     When We Pay a Death Benefit ............................................   37
     When We Do Not Pay a Death Benefit .....................................   38
     Amount of Death Benefit During the Accumulation Period .................   38
     Alternate Payment Elections Before the Maturity Date ...................   39
10.  OTHER INFORMATION ......................................................   39
     Ownership ..............................................................   39
     Annuitant ..............................................................   40
     Beneficiary ............................................................   40
     Assignment .............................................................   40
     Western Reserve Life Assurance Co. of Ohio .............................   40
     The Separate Account ...................................................   40
     Voting Rights ..........................................................   41
     Distribution of the Contracts ..........................................   41
     Non-Participating Contract .............................................   42
     Variations in Contract Provisions ......................................   42
     IMSA ...................................................................   42
     Legal Proceedings ......................................................   42
     Financial Statements ...................................................   42
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ................   43
APPENDIX A -- CONDENSED FINANCIAL INFORMATION ...............................   44
APPENDIX B -- HISTORICAL PERFORMANCE DATA ...................................   53

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 accumulation       The period between the Contract date and the maturity date while the
 period             Contract is in force.
                    -------------------------------------------------------------------------------
 accumulation       An accounting unit of measure we use to calculate subaccount values during
 unit value         the accumulation period.
                    -------------------------------------------------------------------------------
 administrative     Our administrative office and mailing address is P.O. Box 5068, Clearwater,
 office             Florida 33758-5068. Our street address is 570 Carillon Parkway,
                    St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
                    -------------------------------------------------------------------------------
 age                The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term
                    "age" in this prospectus, it has the same meaning as "attained age" in the
                    Contract.
                    -------------------------------------------------------------------------------
 annuitant          The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the
                    Contract's death benefit provisions and annuity provision.
                    -------------------------------------------------------------------------------
 annuity unit       An accounting unit of measure we use to calculate annuity payments from the
 value              subaccounts after the maturity date.
                    -------------------------------------------------------------------------------
 annuity value      The sum of the separate account value and the fixed account value.
                    -------------------------------------------------------------------------------
 beneficiary(ies)   The person(s) you elect to receive the death benefit proceeds under the
                    Contract.
                    -------------------------------------------------------------------------------
 cash value         The annuity value less any applicable premium taxes and any withdrawal charge.
                    -------------------------------------------------------------------------------
 Code               The Internal Revenue Code of 1986, as amended.
                    -------------------------------------------------------------------------------
 Contract date      The later of the date on which the initial purchase payment is received or the date that the properly completed application is received at Western Reserve's administrative office. We measure Contract years, Contract months and
                    Contract anniversaries from the Contract date.
                    -------------------------------------------------------------------------------
 death report day   The valuation date on which we have received both proof of annuitant's death and your beneficiary's election regarding payment.
                    -------------------------------------------------------------------------------
 fixed account      An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
                    -------------------------------------------------------------------------------
 fixed account      During the accumulation period, your Contract's value in the fixed account.
 value
                    -------------------------------------------------------------------------------
 funds              Investment companies which are registered with the U.S. Securities and
                    Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
                    -------------------------------------------------------------------------------
 in force           Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                    -------------------------------------------------------------------------------

 maturity date      The date on which the accumulation period ends and annuity payments begin.
                    The latest maturity date is the annuitant's 90th birthday. For Contracts issued in conjunction with Net Income Makeup Charitable Remainder Unitrusts, the latest maturity date is the annuitant's 100th birthday.
                    --------------------------------------------------------------------------------
 NYSE               New York Stock Exchange.
                    --------------------------------------------------------------------------------
 nonqualified       Contracts issued other than in connection with retirement plans.
 Contracts
                    --------------------------------------------------------------------------------
 owner              The person(s) entitled to exercise all rights under the Contract. The annuitant
 (you, your)        is the owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
                    --------------------------------------------------------------------------------
 portfolio          A separate investment portfolio of a fund.
                    --------------------------------------------------------------------------------
 purchase           Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments           consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net purchase payment" in the Contract, which means the purchase payment less any applicable premium taxes.
                    --------------------------------------------------------------------------------
 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
                    --------------------------------------------------------------------------------
 separate account   WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.
                    --------------------------------------------------------------------------------
 separate account   During the accumulation period, your Contract's value in the separate
 value              account, which equals the total value in each subaccount.
                    --------------------------------------------------------------------------------
 subaccount         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
                    Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity option.
                    --------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    --------------------------------------------------------------------------------
 valuation date/    Each day on which the NYSE is open for trading, except when a
 business day       subaccount's corresponding portfolio does not value its shares. Western
                    Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
                    --------------------------------------------------------------------------------
 valuation period   The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently
                    4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                    --------------------------------------------------------------------------------
 Western Reserve    Western Reserve Life Assurance Co. of Ohio.
 (we, us, our)
                    --------------------------------------------------------------------------------


SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT


     The WRL Freedom Wealth Creator/registered trademark/ is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

     The Contract allows you to direct your money into any of the 29 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


     You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.


     You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

     The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


     The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. You cannot annuitize until your Contract's fifth anniversary.


3. PURCHASE

     You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period.

4. INVESTMENT CHOICES



     You can invest your money in any of the 29 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

                             WRL SERIES FUND, INC.




    [ ] WRL VKAM Emerging Growth              [ ] WRL Great Companies -- America(SM)
    [ ] WRL T. Rowe Price Small Cap           [ ] WRL Salomon All Cap
    [ ] WRL Goldman Sachs Small Cap           [ ] WRL C.A.S.E. Growth
    [ ] WRL Pilgrim Baxter Mid Cap Growth     [ ] WRL Dreyfus Mid Cap
    [ ] WRL Alger Aggressive Growth           [ ] WRL NWQ Value Equity
    [ ] WRL Third Avenue Value                [ ] WRL T. Rowe Price Dividend Growth
    [ ] WRL Value Line Aggressive Growth      [ ] WRL Dean Asset Allocation
    [ ] WRL GE International Equity           [ ] WRL LKCM Strategic Total Return
    [ ] WRL Janus Global                      [ ] WRL J.P. Morgan Real Estate Securities
    [ ] WRL Great Companies -- Technology(SM) [ ] WRL Federated Growth & Income
    [ ] WRL Janus Growth                      [ ] WRL AEGON Balanced
    [ ] WRL Goldman Sachs Growth              [ ] WRL AEGON Bond
    [ ] WRL GE U.S. Equity                    [ ] WRL J.P. Morgan Money Market




                           VARIABLE INSURANCE PRODUCTS FUND
    Fidelity VIP Equity-Income Portfolio -- Service Class 2
                     VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
    Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2
                    VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
    Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2



     Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.


     You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey, and Massachusetts may not direct or transfer any money to the fixed account.


     Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.



5. EXPENSES



     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.


     During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.40% each year from the money you have invested in the subaccounts. We intend to reduce this charge to 1.25% (during the accumulation period) after the first seven Contract years, although we do not guarantee that we will do so.



     During the accumulation period, we deduct an annual Contract charge of $35 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if the total purchase payments, minus all partial withdrawals equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.


     We impose a $25 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.


     We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payments, or if you surrender the Contract or partially withdraw its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


     If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within seven years after we receive a purchase payment. This charge is 8% of amount that must be withdrawn if the withdrawal occurs within 12 months or less of our receipt of the purchase payment, and then declines gradually to 7% - 13 through 24 months; 6% - 25 through 36 months; 5% - 37 through 48 months; 4% - 49 through 60 months; 3% - 61 through 72 months; 2% - 73 through 84 months; and no withdrawal charge - 85 months or more.


     When we calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We deduct the full withdrawal charge if you surrender your Contract completely. We waive this charge under certain circumstances. See Expenses -- Withdrawal Charge on page 25 for how we calculate the withdrawal charge waiver.



     The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These charges currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 9 of this prospectus and the fund prospectuses.



6. TAXES



     The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.

     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7. ACCESS TO YOUR MONEY


     You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $5,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.


     Patial withdrawals may reduce the death benefit by more than the amount withdrawn.

8. PERFORMANCE

     The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT

     If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit. Death benefit provisions may vary by state.

     If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

     If the annuitant dies during the accumulation period, the death benefit will be the greatest of:

     /bullet/   the annuity value of your Contract on the death report day:


     /bullet/ the total purchase payments you make to the Contract, reduced by any partial withdrawals;
     /bullet/ the annuity value of your Contract on the seventh Contract anniversary, reduced by any partial withdrawals; or


     /bullet/ the highest annuity value of your Contract on any Contract anniversary between your Contract date (as shown on your Contract schedule page) and the earlier of:
               /bullet/ the annuitant's date of death; or /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.

     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.

     The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 14 and 15 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

10. OTHER INFORMATION

     RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

     ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

     /bullet/ REDUCED MINIMUM INITIAL PURCHASE PAYMENT (FOR NONQUALIFIED CONTRACTS) -- You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.
     /bullet/ SYSTEMATIC PARTIAL WITHDRAWALS -- You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.



     /bullet/ DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

     /bullet/ ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.


     /bullet/ TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, withdrawals and/or change the allocation of additional purchase payments by telephone or fax.


     /bullet/ NURSING CARE FACILITY WAIVER -- If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.


     /bullet/ CONTRACT LOANS -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Qualified Contracts on page 34 for details.


     These features are not available in all states and may not be suitable for your particular situation.

     Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract form for details.

11. INQUIRIES

     If you need additional information, please contact us at:


        Western Reserve Life
        Administrative Office
        Attention: Annuity Department

        P.O. Box 9051
        Clearwater, FL 33758-9051
        1-800-851-9777

        www.westernreserve.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      OWNER TRANSACTION EXPENSES
--------------------------------------
Sales Load On Purchase Payments..................None
Maximum Withdrawal Charge(1)(2)
(as a % of purchase payments)......................8%
Transfer Charge.................$25 After 12 Per Year
Loan Processing Fee(3)...................$30 Per Loan
Change in Purchase Payment
  Allocation Fee(4)...............................$25
=====================================================
ANNUAL CONTRACT CHARGE(2)(5)....$35 Per Contract Year




          SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)
-----------------------------------------------------
Mortality and Expense Risk Charge(6) ......... 1.40%
Administrative Charge ........................  None
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES ............................ 1.40%


--------------------------------------------------------------------------------

                         PORTFOLIO ANNUAL EXPENSES(7)

   (as a percentage of average net assets and after expense reimbursements)




                                                                                      MANAGEMENT     OTHER
  PORTFOLIO                                                                              FEES      EXPENSES
 WRL SERIES FUND, INC.(8)(9)
 WRL VKAM Emerging Growth                                                                 0.80%      0.07%
 WRL T. Rowe Price Small Cap(10)                                                          0.75%      0.25%
 WRL Goldman Sachs Small Cap(10)                                                          0.90%      0.10%
 WRL Pilgrim Baxter Mid Cap Growth(10)                                                    0.90%      0.10%
 WRL Alger Aggressive Growth                                                              0.80%      0.09%
 WRL Third Avenue Value                                                                   0.80%      0.20%
 WRL Value Line Aggressive Growth(11)                                                     0.80%      0.20%
 WRL GE International Equity(12)                                                          1.00%      0.20%
 WRL Janus Global(13)                                                                     0.80%      0.12%
 WRL Great Companies -- Technology(SM)(11)                                                0.80%      0.20%
 WRL Janus Growth(14)                                                                     0.80%      0.05%
 WRL Goldman Sachs Growth(10)                                                             0.90%      0.10%
 WRL GE U.S. Equity                                                                       0.80%      0.13%
 WRL Great Companies -- America(SM)(11)                                                   0.80%      0.20%
 WRL Salomon All Cap(10)                                                                  0.90%      0.10%
 WRL C.A.S.E. Growth                                                                      0.80%      0.20%
 WRL Dreyfus Mid Cap(10)                                                                  0.85%      0.15%
 WRL NWQ Value Equity                                                                     0.80%      0.10%
 WRL T. Rowe Price Dividend Growth(10)                                                    0.90%      0.10%
 WRL Dean Asset Allocation                                                                0.80%      0.07%
 WRL LKCM Strategic Total Return                                                          0.80%      0.06%
 WRL J.P. Morgan Real Estate Securities                                                   0.80%      0.20%
 WRL Federated Growth & Income                                                            0.75%      0.14%
 WRL AEGON Balanced                                                                       0.80%      0.09%
 WRL AEGON Bond                                                                           0.45%      0.08%
 WRL J.P. Morgan Money Market                                                             0.40%      0.04%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(15)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(16)                              0.48%      0.10%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II) (15)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(16)        0.58%      0.12%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III) (15)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(16)                   0.58%      0.13%



                                                                                                   TOTAL PORTFOLIO
                                                                                      RULE 12B-1       ANNUAL
  PORTFOLIO                                                                              FEES         EXPENSES
 WRL SERIES FUND, INC.(8)(9)
 WRL VKAM Emerging Growth                                                                   N/A              0.87%
 WRL T. Rowe Price Small Cap(10)                                                            N/A              1.00%
 WRL Goldman Sachs Small Cap(10)                                                            N/A              1.00%
 WRL Pilgrim Baxter Mid Cap Growth(10)                                                      N/A              1.00%
 WRL Alger Aggressive Growth                                                                N/A              0.89%
 WRL Third Avenue Value                                                                     N/A              1.00%
 WRL Value Line Aggressive Growth(11)                                                       N/A              1.00%
 WRL GE International Equity(12)                                                            N/A              1.20%
 WRL Janus Global(13)                                                                       N/A              0.92%
 WRL Great Companies -- Technology(SM)(11)                                                  N/A              1.00%
 WRL Janus Growth(14)                                                                       N/A              0.85%
 WRL Goldman Sachs Growth(10)                                                               N/A              1.00%
 WRL GE U.S. Equity                                                                         N/A              0.93%
 WRL Great Companies -- America(SM)(11)                                                     N/A              1.00%
 WRL Salomon All Cap(10)                                                                    N/A              1.00%
 WRL C.A.S.E. Growth                                                                        N/A              1.00%
 WRL Dreyfus Mid Cap(10)                                                                    N/A              1.00%
 WRL NWQ Value Equity                                                                       N/A              0.90%
 WRL T. Rowe Price Dividend Growth(10)                                                      N/A              1.00%
 WRL Dean Asset Allocation                                                                  N/A              0.87%
 WRL LKCM Strategic Total Return                                                            N/A              0.86%
 WRL J.P. Morgan Real Estate Securities                                                     N/A              1.00%
 WRL Federated Growth & Income                                                              N/A              0.89%
 WRL AEGON Balanced                                                                         N/A              0.89%
 WRL AEGON Bond                                                                             N/A              0.53%
 WRL J.P. Morgan Money Market                                                               N/A              0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(15)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(16)                              0.25%              0.83%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II) (15)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(16)        0.25%              0.95%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III) (15)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(16)                   0.25%              0.96%



 (1) The withdrawal charge decreases based on the number of years since the purchase payment was made, from 8% in the year in which the purchase payment was made to 0% in the seventh year after the purchase payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.
 (2) We may reduce or waive the withdrawal charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.
 (3) Loans are available for qualified Contracts only. This loan fee is not applicable in all states.

 (4) Although we do not currently impose this charge, we reserve the right to impose a $25 charge each time you change your allocation of purchase payments among the subaccounts and the fixed account more than once each Contract quarter.
 (5) We currently waive this charge if the total purchase payments, minus all partial withdrawals, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.
 (6) This charge applies to each subaccount. It does not apply to the fixed account. This charge applies during the accumulation period and the income phase. We intend to reduce this charge to 1.25% after the first seven Contract years, but we do not guarantee that we will do so. If we reduce this charge during the accumulation period, we will restore it to 1.40% in the income phase.
 (7) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.
 (8) Effective January 1, 1997, the Board of the WRL Series Fund Inc. (the "WRL Fund") authorized the WRL Fund to charge each portfolio of the WRL Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more details.
 (9) WRL Investment Management, Inc. ("WRL Management"), the investment adviser of the WRL Fund, has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the WRL portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999, and the expense ratio without the reimbursement are listed below for each portfolio:




                                                      Expense     Reimbursement         Expense Ratio
                                                       Limit          Amount        Without Reimbursement
  WRL VKAM Emerging Growth .......................     1.00%       $    N/A                    N/A
  WRL T. Rowe Price Small Cap ....................     1.00%         63,542                  2.46%
  WRL Goldman Sachs Small Cap ....................     1.00%         60,555                  5.57%
  WRL Pilgrim Baxter Mid Cap Growth ..............     1.00%         34,986                  1.40%
  WRL Alger Aggressive Growth ....................     1.00%            N/A                    N/A
  WRL Third Avenue Value .........................     1.00%         10,734                  1.06%
  WRL Value Line Aggressive Growth ...............     1.00%            N/A                    N/A
  WRL GE International Equity ....................     1.20%        112,088                  1.84%
  WRL Janus Global ...............................     1.00%            N/A                    N/A
  WRL Great Companies -- Technology(SM) ..........     1.00%            N/A                    N/A
  WRL Janus Growth ...............................     1.00%            N/A                    N/A
  WRL Goldman Sachs Growth .......................     1.00%         49,677                  2.68%
  WRL GE U.S. Equity .............................     1.00%            N/A                    N/A
  WRL Great Companies -- America(SM) .............     1.00%            N/A                    N/A
  WRL Salomon All Cap ............................     1.00%         53,174                  2.87%
  WRL C.A.S.E. Growth ............................     1.00%            N/A                    N/A
  WRL Dreyfus Mid Cap ............................     1.00%         34,541                  4.89%
  WRL NWQ Value Equity ...........................     1.00%            N/A                    N/A
  WRL T. Rowe Price Dividend Growth ..............     1.00%         46,989                  2.35%
  WRL Dean Asset Allocation ......................     1.00%            N/A                    N/A
  WRL LKCM Strategic Total Return ................     1.00%            N/A                    N/A
  WRL J.P. Morgan Real Estate Securities .........     1.00%         51,924                  2.69%
  WRL Federated Growth & Income ..................     1.00%            N/A                    N/A
  WRL AEGON Balanced .............................     1.00%            N/A                    N/A
  WRL AEGON Bond .................................     0.70%            N/A                    N/A
  WRL J.P. Morgan Money Market ...................     0.70%            N/A                    N/A



(10) Because these portfolios commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.
(11) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.
(12) The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.
(13) WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee -- 0.775%.) This waiver will be terminated on June 25, 2000.
(14) WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee -- 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee -- 0.75%). The fee table reflects estimated 2000 expenses because of the termination of the fee waiver. This waiver will be terminated on June 25, 2000.
(15) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.
(16) Service Class 2 expenses are based on estimated expenses for year 2000.

EXAMPLES


     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.




                                                                     IF YOU SURRENDER THE CONTRACT
                                                                     AT THE END OF THE APPLICABLE
  SUBACCOUNTS                                                                 TIME PERIOD
                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                -------- --------- --------- ----------
 WRL SERIES FUND, INC.
 WRL VKAM Emerging Growth                                       $104     $133      $165      $269
 WRL Goldman Sachs Small Cap                                     105      137       172       282
 WRL T. Rowe Price Small Cap                                     105      137       172       282
 WRL Pilgrim Baxter Mid Cap Growth                               105      137       172       282
 WRL Alger Aggressive Growth                                     104      134       166       271
 WRL Third Avenue Value                                          105      137       172       282
 WRL Value Line Aggressive Growth                                105      137       172       282
 WRL GE International Equity                                     107      143       182       301
 WRL Janus Global                                                104      135       168       274
 WRL Great Companies -- Technology(SM)                           105      137       172       282
 WRL Janus Growth                                                104      133       164       267
 WRL Goldman Sachs Growth                                        105      137       172       282
 WRL GE U.S. Equity                                              104      135       168       275
 WRL Great Companies -- America(SM)                              105      137       172       282
 WRL Salomon All Cap                                             105      137       172       282
 WRL C.A.S.E Growth                                              105      137       172       282
 WRL Dreyfus Mid Cap                                             105      137       172       282
 WRL NWQ Value Equity                                            104      134       167       272
 WRL T. Rowe Price Dividend Growth                               105      137       172       282
 WRL Dean Asset Allocation                                       104      133       165       269
 WRL LKCM Strategic Total Return                                 104      133       165       268
 WRL J.P. Morgan Real Estate Securities                          105      137       172       282
 WRL Federated Growth & Income                                   104      134       166       271
 WRL AEGON Balanced                                              104      134       166       271
 WRL AEGON Bond                                                  100      123       148       234
 WRL J.P. Morgan Money Market                                     99      120       144       224
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                103      132       163       264
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                105      136       169       277
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                   105      136       170       278



                                                                     IF YOU ANNUITIZE* OR REMAIN
                                                                   INVESTED IN THE CONTRACT AT THE
                                                                      END OF THE APPLICABLE TIME
                                                                       PERIOD OR IF YOU DO NOT
                                                                        SURRENDER OR ANNUITIZE
  SUBACCOUNTS                                                             UNDER THE CONTRACT
                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                -------- --------- --------- ---------
 WRL SERIES FUND, INC.
 WRL VKAM Emerging Growth                                       $24      $73       $125      $269
 WRL Goldman Sachs Small Cap                                     25       77        132       282
 WRL T. Rowe Price Small Cap                                     25       77        132       282
 WRL Pilgrim Baxter Mid Cap Growth                               25       77        132       282
 WRL Alger Aggressive Growth                                     24       74        126       271
 WRL Third Avenue Value                                          25       77        132       282
 WRL Value Line Aggressive Growth                                25       77        132       282
 WRL GE International Equity                                     27       83        142       301
 WRL Janus Global                                                24       75        128       274
 WRL Great Companies -- Technology(SM)                           25       77        132       282
 WRL Janus Growth                                                24       73        124       267
 WRL Goldman Sachs Growth                                        25       77        132       282
 WRL GE U.S. Equity                                              24       75        128       275
 WRL Great Companies -- America(SM)                              25       77        132       282
 WRL Salomon All Cap                                             25       77        132       282
 WRL C.A.S.E Growth                                              25       77        132       282
 WRL Dreyfus Mid Cap                                             25       77        132       282
 WRL NWQ Value Equity                                            24       74        127       272
 WRL T. Rowe Price Dividend Growth                               25       77        132       282
 WRL Dean Asset Allocation                                       24       73        125       269
 WRL LKCM Strategic Total Return                                 24       73        125       268
 WRL J.P. Morgan Real Estate Securities                          25       77        132       282
 WRL Federated Growth & Income                                   24       74        126       271
 WRL AEGON Balanced                                              24       74        126       271
 WRL AEGON Bond                                                  20       63        108       234
 WRL J.P. Morgan Money Market                                    19       60        104       224
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                  N/A      N/A       N/A       N/A
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                25       76        129       277
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                   25       76        130       278



* You cannot annuitize your Contract before your Contract's fifth anniversary.


     The fee table and examples above will help you understand the costs of investing in the subaccounts. The fee table and examples reflect the 1999 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction.


     PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES PAID MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

     The examples above assume that no transfer charges have been assessed. In addition, the $35 annual Contract charge is reflected as a charge of 0.08% based on an average Contract size of $44,369.


     Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.


1. THE ANNUITY CONTRACT


THE CONTRACT



     This prospectus describes the WRL Freedom Wealth Creator/registered trademark/ Variable Annuity Contract offered by Western Reserve.



     An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 13.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


     The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.


     It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.


     The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon investment performance.


     The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.


     The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

OTHER CONTRACTS



     We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.



2. ANNUITY PAYMENTS (THE INCOME PHASE)



     You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.



     Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.



     If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.



     Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.


     Supplemental Contract. Once you annuitize and if you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.



ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT


     The Contract provides five annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.


     We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $100, then we will pay you the annuity proceeds in one lump sum.

     Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:


     /bullet/ The amount of the annuity proceeds on the maturity date; /bullet/ The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

     /bullet/  The specific payment option you choose.


     Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.40% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.


     The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.


FIXED ANNUITY PAYMENT OPTIONS



     Payment Option A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.



     Payment Option B -- Life Income: Fixed Payments.



     /bullet/ No Period Certain -- We will make level payments only during the annuitant's lifetime; or


     /bullet/ 10 Years Certain -- We will make level payments for the longer of the annuitant's lifetime or 10 years; or


     /bullet/ Guaranteed Return of Annuity Proceeds -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

     Payment Option C -- Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.


VARIABLE ANNUITY PAYMENT OPTIONS


     Payment Option D -- Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:


     /bullet/ No Period Certain - We will make variable payments only during the annuitant's lifetime; or

     /bullet/ 10 Years Certain - We will make variable payments for the longer of the annuitant's lifetime or 10 years.


     Payment Option E - Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.


     Other annuity payment options may be arranged by agreement with us.


NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.


     If:


     /bullet/ you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

     /bullet/ the annuitant(s) dies, for example, before the due date of the second annuity payment;

     Then:



     /bullet/ we may make only one annuity payment and there will be no death benefit payable.

     If:



     /bullet/ you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds or Variable Life Income with 10 Years Certain; and

     /bullet/ the person receiving payments dies prior to the end of the guaranteed period;



     Then:


     /bullet/ the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.



     We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible to keep Western Reserve informed of the annuitant's current address of record.

3. PURCHASE

CONTRACT ISSUE REQUIREMENTS

     Western Reserve will issue a Contract IF:

     /bullet/ we receive the information we need to issue the Contract; /bullet/ we receive a minimum initial purchase payment; and

     /bullet/  you (annuitant and any joint owner) are age 85 or younger.

PURCHASE PAYMENTS

     You should make checks or drafts for purchase payments payable only to "Western Reserve Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

INITIAL PURCHASE REQUIREMENTS

     The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $50.

     We will credit your initial purchase payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.


     The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.


     If you wish to make purchase payments by bank wire, please instruct your bank to wire federal funds as follows:

                 All First Bank of Baltimore
                 ABA #: 052000113
                 For credit to: Western Reserve Life
                 Account #: 89539600
                 Owner's Name:
                 Contract Number:
                 Attention: Annuity Accounting


     We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS

     You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or check. Additional purchase payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial purchase payment and $1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we recieve them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.



MAXIMUM ANNUAL PURCHASE PAYMENTS


     We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval.


ALLOCATION OF PURCHASE PAYMENTS



     When you purchase a Contract, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.


     You may change allocations for future additional purchase payments by writing or telephoning the administrative office, sending written instructions or by telephone, subject to the limitations described below under Telephone or Fax Transactions on page 22. The allocation change will apply to purchase payments received after the date we receive the change request. We reserve the right to impose a $25 charge each time you change your allocation of purchase payments among the subaccounts and the fixed account more than once each Contract quarter.


     YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.


RIGHT TO CANCEL PERIOD


     You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.


ANNUITY VALUE

     You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern time. We observe the same holidays as the NYSE.



ACCUMULATION UNITS



     We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge or any withdrawal charge, we subtract accumulation units from the subaccounts using the same method.


     Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.


4. INVESTMENT CHOICES


THE SEPARATE ACCOUNT


     The separate account currently consists of 29 subaccounts.

     The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios and their advisers or sub-advisers are listed below.



 PORTFOLIO                                                                        ADVISER OR SUB-ADVISER
 WRL VKAM EMERGING GROWTH                                                         Van Kampen Asset Management Inc.
 WRL T. ROWE PRICE SMALL CAP                                                      T. Rowe Price Associates, Inc.
 WRL GOLDMAN SACHS SMALL CAP                                                      Goldman Sachs Asset Management
 WRL PILGRIM BAXTER MID CAP GROWTH                                                Pilgrim Baxter & Associates, Ltd.
 WRL ALGER AGGRESSIVE GROWTH                                                      Fred Alger Management, Inc.
 WRL THIRD AVENUE VALUE                                                           EQSF Advisers, Inc.
 WRL VALUE LINE AGGRESSIVE GROWTH                                                 Value Line, Inc.
 WRL GE INTERNATIONAL EQUITY                                                      GE Asset Management Incorporated*
 WRL JANUS GLOBAL                                                                 Janus Capital Corporation
 WRL GREAT COMPANIES -- TECHNOLOGY(SM)                                            Great Companies, L.L.C.
 WRL JANUS GROWTH                                                                 Janus Capital Corporation
 WRL GOLDMAN SACHS GROWTH                                                         Goldman Sachs Asset Management
 WRL GE U.S. EQUITY                                                               GE Asset Management Incorporated
 WRL GREAT COMPANIES -- AMERICA(SM)                                               Great Companies, L.L.C.
 WRL SALOMON ALL CAP                                                              Salomon Brothers Asset Management Inc
 WRL C.A.S.E GROWTH                                                               C.A.S.E Management, Inc.
 WRL DREYFUS MID CAP                                                              The Dreyfus Corporation
 WRL NWQ VALUE EQUITY                                                             NWQ Investment Management Company, Inc.
 WRL T. ROWE PRICE DIVIDEND GROWTH                                                T. Rowe Price Associates, Inc.
 WRL DEAN ASSET ALLOCATION                                                        Dean Investment Associates
 WRL LKCM STRATEGIC TOTAL RETURN                                                  Luther King Capital Management Corporation
 WRL J.P. MORGAN REAL ESTATE SECURITIES                                           J.P. Morgan Investment Management Inc.
 WRL FEDERATED GROWTH & INCOME                                                    Federated Investment Counseling
 WRL AEGON BALANCED                                                               AEGON USA Investment Management, Inc.
 WRL AEGON BOND
 WRL J.P. MORGAN MONEY MARKET                                                     J.P. Morgan Investment Management Inc.
 FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2                          Fidelity Management & Research Company
 FIDELITY VIP II CONTRAFUND/registered trademark/ PORTFOLIO -- SERVICE CLASS 2
 FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE CLASS 2



* Effective May 1, 2000, GE Asset Management Incorporated is the sole sub-adviser.



     The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to those portfolios offered by this prospectus.


     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

THE FIXED ACCOUNT



     Purchase payments you allocate to and amount you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.



     We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.



     If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


     When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may not make partial withdrawals from the fixed account unless we consent.


     The fixed account may not be available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.



TRANSFERS



     During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.


     Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.


     During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

     The fixed account may not be available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not transfer any of their Contract value to the fixed account.

     Transfers may be made by telephone or fax, subject to limitations described below under Telephone or Fax Transactions on page 22.

     If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $25 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

     Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

     The Contract's transfer privilege is not intended to afford owners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can potentially disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations, or a series of movements between portfolios. We will not limit non-substantive transfers.

     We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


DOLLAR COST AVERAGING PROGRAM


     Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers. There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.


     If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

     By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.



     We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.



ASSET REBALANCING PROGRAM



     During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance quarterly, semi-annually, or annually.



     To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial purchase payment of $5,000 for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.



     There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.



     We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.


TELEPHONE OR FAX TRANSACTIONS



     You may make transfers, request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:


     /bullet/  for qualified Contracts (except IRAs);

     /bullet/ if the amount you want to withdraw is greater than $50,000; or /bullet/ if the address of record has been changed within the past 10 days.


     Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or withdrawals for you. If you do not want the ability to make transfers or withdrawals by telephone, you should notify us in writing.



     You may make telephone transfers or withdrawals by calling our toll-free number: 1-800-851-9777. You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.


     Please use the following fax numbers for the following types of transactions:


     /bullet/ To request a transfer, please fax your request to us at 727-299-1648. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and

     /bullet/ To request a partial withdrawal, please fax your request to us at 727-299-1620.


     We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.


     Telephone or fax requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction. We may discontinue this option at any time.



THIRD PARTY INVESTMENT SERVICES


     Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.


     WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


     Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.


5. EXPENSES



     There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.



MORTALITY AND EXPENSE RISK CHARGE


     We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain

Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.40% of the average daily net assets that you have invested in each subaccount. We intend to reduce this charge to 1.25% (during the accumulation period) after the first seven Contract years, although we do not guarantee that we will do so. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase. If we reduce this charge during the accumulation period, we will restore it to 1.40% in the income phase.


     If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.



ANNUAL CONTRACT CHARGE



     We deduct an annual Contract charge of $35 from your annuity value on each Contract anniversary and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract. We currently waive this charge if the total purchase payments, minus all partial withdrawals, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.



TRANSFER CHARGE


     You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $25 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.


LOAN PROCESSING FEE



     If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only qualified Contracts can take Contract loans.


CHANGE IN PURCHASE PAYMENT ALLOCATION FEE


     During the accumulation period, you may allocate a percentage of your purchase payments to one or more subaccounts, the fixed account, or a combination of both. If, in any Contract quarter, you change the way you allocate your purchase payments more than once, we reserve the right to impose a $25 charge for the second and each additional change in allocation you make during that Contract quarter. If in the future we impose this charge, we will deduct the charge from the subaccounts on a pro rata basis.

PREMIUM TAXES

     Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

     /bullet/   you elect to begin receiving annuity payments;
     /bullet/   you surrender the Contract;
     /bullet/   you request a partial withdrawal; or
     /bullet/   a death benefit is paid.


     As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:




          STATE        QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  South Dakota               0.00%                     1.25%
  Wyoming                    0.00%                     1.00%



     As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:




          STATE         QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  California                  0.50%                     2.35%
  Kentucky                    2.00%                     2.00%
  Maine                       0.00%                     2.00%
  Nevada                      0.00%                     3.50%
  West Virginia               1.00%                     1.00%



FEDERAL, STATE AND LOCAL TAXES



     We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

WITHDRAWAL CHARGE


     During the accumulation period, you may withdraw part or all of the Contract's annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request the withdrawal.


     If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of up to 8.0% of purchase payments withdrawn within seven years after we receive a purchase payment. We calculate the withdrawal charge on the full amount that must be withdrawn from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.


     For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value on the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. We do not assess withdrawal charges when you annuitize. We waive the withdrawal charge under certain circumstances (see below).



     The following schedule shows the withdrawal charges that apply during the seven years following each purchase payment:




      NUMBER OF MONTHS SINCE   WITHDRAWAL
    PURCHASE PAYMENT DATE        CHARGE
          12 or less              8%
        13 through 24             7%
        25 through 36             6%
        37 through 48             5%
        49 through 60             4%
        61 through 72             3%
        73 through 84             2%
          85 or more              0%


     For example, assume your Contract's annuity value is $100,000 at the end of the 13th month since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract's annuity value ($10,000), you would pay a withdrawal charge of $1,505.37 on the remaining $20,000 (7% of $21,505.37, which is $20,000 plus the $1,505.37 withdrawal charge).



     Keep in mind that withdrawals may be taxable, and if made before age 591/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.


     Systematic Partial Withdrawals. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawals may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any surrender would reduce your annuity value below $5,000.


     You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (See Systematic Partial Withdrawals on page 34.)

     Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:



     /bullet/ you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;
     /bullet/ your confinement began after the Contract date; and /bullet/ you provide us with written evidence of your confinement within two months after your confinement ends.



     We will waive the withdrawal charge under the endorsement only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.




     NIMCRUT Contracts. The Contract may be utilized to fund a Net Income Makeup Charitable Remainder Unitrust (NIMCRUT). If an owner of a NIMCRUT takes a partial withdrawal from a NIMCRUT Contract, we will deduct withdrawal charges. However, once each calendar quarter, the NIMCRUT owner may withdraw from the NIMCRUT Contract any portion of the annuity value that is greater than the total purchase payments made, then we will not deduct withdrawal charges on such withdrawals.



     If the NIMCRUT owner surrenders the Contract completely within the withdrawal charge period, we will deduct withdrawal charges as specified above. The withdrawal charges will be applied to total purchase payments made, less any previous withdrawals on which you paid withdrawal charges. For important information regarding ownership of a Contract by a NIMCRUT see Taxes -- Net Income Makeup Charitable Remainder Unitrusts (NIMCRUTs) on page 32.



PORTFOLIO MANAGEMENT FEES



     The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. A description of these fees and expenses is found in the Annuity Contract Fee Table section on page 9 of this prospectus and in the fund prospectuses.


     Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.


REDUCED OR WAIVED CHARGES AND EXPENSES TO EMPLOYEES


     We may reduce or waive the withdrawal charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.


6. TAXES



     NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.



ANNUITY CONTRACTS IN GENERAL


     Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.



     Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract-qualified or nonqualified (discussed below).


     You will generally not be taxed on increases in the value of your Contract until a distribution occurs - either as a partial withdrawal, complete surrender or as annuity payments.


     When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.


QUALIFIED AND NONQUALIFIED CONTRACTS



     If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.



     If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.


     Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

     A qualified Contract may be used in connection with the following plans:


     /bullet/ Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

     /bullet/ Tax-Sheltered Annuity (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

     /bullet/ Corporate Pension and Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

     /bullet/ Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.



     There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.



PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS


     In general, if you make a withdrawal (partial or systematic) from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceeds your total purchase payments. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.


     In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.



     The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:



     /bullet/  paid on or after the taxpayer reaches age 591/2;
     /bullet/  paid after the owner dies;


     /bullet/ paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     /bullet/ paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
     /bullet/ paid under an immediate annuity; or /bullet/ which come from purchase payments made prior to August 14, 1982.



MULTIPLE CONTRACTS



     All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.



DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS



     The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.



PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS


     The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 591/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.


     In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualifed Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.


     The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:



     /bullet/  reaches age 59 1/2;

     /bullet/  leaves his/her job;

     /bullet/  dies;

     /bullet/  becomes disabled (as that term is defined in the Code); or

     /bullet/ in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.



     Loans, pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.



TAXATION OF DEATH BENEFIT PROCEEDS



     We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:


     /bullet/ if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

     /bullet/ if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.



     For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.


ANNUITY PAYMENTS



     Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.



     The excludable portion of each annuity payment you receive generally will be determined as follows:



     /bullet/ Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.



     /bullet/ Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.



     The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.



     If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.


     If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS



     If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.


NET INCOME MAKEUP CHARITABLE REMAINDER UNITRUSTS (NIMCRUTS)


     Issues arising in connection with the ownership of certain annuity products by charitable remainder trusts are currently under extensive study by the Internal Revenue Service. You should consult a competent legal or tax advisor before you purchase a Contract by, or transfer a Contract to, a charitable remainder trust.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.



7. ACCESS TO YOUR MONEY



PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS



     You can have access to the money in your Contract in several ways:



     /bullet/ by making a withdrawal (either a partial withdrawal or complete surrender); or

     /bullet/  by taking annuity payments.



     If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract minus:



     /bullet/  any withdrawal charges;

     /bullet/  any premium taxes;
     /bullet/  any loans; and

     /bullet/  the annual Contract charge.



     The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.


     No partial withdrawal is permitted if the withdrawal would reduce the cash value below $5,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the cash value.


     Remember that any withdrawal you make will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9, Death Benefit, and the SAI for more details.


     Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.


     We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.


     When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery).


     For your protection, we will require a signature guarantee for:


     /bullet/  all requests for partial withdrawals or surrenders over $500,000;
               or

     /bullet/ where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record.


     All signature guarantees must be made by:


     /bullet/  a national or state bank;
     /bullet/ a member firm of a national stock exchange; or /bullet/ any institution that is an eligible guarantor under SEC rules and regulations.


     Notarization is not an acceptable form of signature guarantee.


     If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.

DELAY OF PAYMENT AND TRANSFERS



     Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven business days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:




     /bullet/ the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

     /bullet/ an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
     /bullet/  the SEC permits a delay for the protection of owners.


     In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.



     Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders and loan amounts from the fixed account for up to six months.


SYSTEMATIC PARTIAL WITHDRAWALS


     You can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. You can withdraw up to 10% of your cash value annually (or up to 10% of your initial purchase payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your cash value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the cash value for the entire Contract would be reduced below $5,000. No systematic partial withdrawals are permitted from the fixed account.



     You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.


     Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.



CONTRACT LOANS FOR QUALIFIED CONTRACTS


     You can take Contract loans during the accumulation period when the
Contract:




     /bullet/  is used in connection with a tax-sheltered annuity plan under
               Section 403(b) of the Code (limit of one Contract loan per calendar year);


     /bullet/ is purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator); and

     /bullet/  has been in force for at least 10 days.


     The maximum amount you may borrow against the Contract is the lesser of:

     /bullet/  50% of the annuity value; or

     /bullet/ $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.


     The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

     The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.


     On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.


     If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

     You can repay any Contract loan in full:

     /bullet/ while the Contract is in force; and /bullet/ during the accumulation period.


     NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:


     /bullet/  the amount of any death benefit proceeds; or

     /bullet/ the amount we pay upon a partial withdrawal or complete surrender; or

     /bullet/ the amount we apply on the maturity date to provide annuity payments.

     You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

     /bullet/ in level quarterly or monthly payments over a 5-year period; or /bullet/ over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.


     An extended repayment period cannot go beyond the year you turn 701/2.

     If:

     /bullet/ a repayment is not received within 31 days from the original due date;

     Then:

     /bullet/ a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.


     This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.


     You may fax your loan request to us at 727-299-1620.



     The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). We reserve the right to limit the number of Contract loans made to one per Contract year.



     Contract loans may not be available in all states.


8. PERFORMANCE



     We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.


     First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the annual Contract charge and the withdrawal charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS INVESTING IN THE UNDERLYING PORTFOLIOS SINCE SINCE THEIR INCEPTION, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES.


     Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.



     Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.



     Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.


     The WRL Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the WRL portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call these funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.



     Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.


9. DEATH BENEFIT



     We will pay a death benefit to the beneficiary, under certain circumstances, if you are both the owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option or may choose to receive a lump sum.


WHEN WE PAY A DEATH BENEFIT


     Before the Maturity Date. We will pay a death benefit to your beneficiary:



     If:
     /bullet/ you are both the annuitant and the owner of the Contract; and /bullet/ you die before the maturity date.


     If:
     /bullet/ you are not the annuitant; and /bullet/ you die prior to the maturity date; and /bullet/ there is no surviving joint owner.


     If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.


     Federally prescribed mandatory distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.


     After the Maturity Date. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 15 and 16 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

     If:
     /bullet/ you are not the annuitant; and /bullet/ you die on or after the maturity date; and /bullet/ the entire interest in the Contract has not been paid to you;

     Then:
     /bullet/ any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.

WHEN WE DO NOT PAY A DEATH BENEFIT

     No death benefit is paid in the following cases:

     If:
     /bullet/ you are not the annuitant; and /bullet/ the annuitant dies prior to the maturity date;

     Then:
     /bullet/ you will become the new annuitant and the Contract will continue. In the case of joint owners, the younger joint owner will automatically become the annuitant.

     If:
     /bullet/ you are not the annuitant; and /bullet/ you die prior to the maturity date;

     Then:
     /bullet/ if there is a surviving joint owner, then the Contract will continue with the surviving joint owner as sole owner;
     /bullet/ if the beneficiary is alive and is your spouse, the Contract will continue with the spouse as the new owner; or
     /bullet/ if the beneficiary is alive and is not your spouse, the beneficiary will become the new owner. This new owner generally must surrender the Contract for the cash value within five years of your death.

     NOTE CAREFULLY: If the surviving owner does not name a beneficiary or if no beneficiary is alive, the owner's estate will become the new owner. The Contract's cash value must generally be distributed within five years of your death. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we receive written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no successor owner is named in a written notice received by us.

AMOUNT OF DEATH BENEFIT DURING THE ACCUMULATION PERIOD

     Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

     If the annuitant dies during the accumulation period and if a death benefit is payable, the death benefit will be the greatest of the following:
     /bullet/ the annuity value of your Contract on the death report day; /bullet/ the total purchase payment you make to the Contract, reduced by any partial withdrawals;
     /bullet/ the annuity value of your Contract on the seventh Contract anniversary, reduced by any partial withdrawals; or
     /bullet/ the highest annuity value of your Contract on any Contract anniversary between your Contract date (as shown on your Contract schedule page) and the earlier of:

              /bullet/  the annuitant's date of death; or

              /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.

        The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

     /bullet/  (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and

     /bullet/  (b) is the amount of the partial withdrawal.


ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

     The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:

     1. within 5 years of the date of the annuitant's death;

     2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or

     3. under a life annuity payout option, with payments starting within one year of the annuitant's death.

     Multiple beneficiaries may choose individually among any of the three options.

     If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

10. OTHER INFORMATION

OWNERSHIP

     You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

ANNUITANT

     The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a co-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.


BENEFICIARY

     The beneficiary is the person who receives the death benefit upon the death of the annuitant when the owner is the annuitant. The beneficiary will become the new owner when the owner is not the same person as the annuitant and the owner dies before the annuitant. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if no owner or beneficiary survives the annuitant, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.



ASSIGNMENT


     You can also assign the Contract any time prior to the maturity date. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.



WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


     Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.



THE SEPARATE ACCOUNT


     Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 29 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

     The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.

     The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

     Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

VOTING RIGHTS

     Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.



DISTRIBUTION OF THE CONTRACTS


     AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

     The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. Western Reserve will generally pay broker/dealers sales commissions in an amount equal to 6% of purchase payments. In addition, broker/dealers may receive trail commissions of 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.



NON-PARTICIPATING CONTRACT


     The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.


VARIATIONS IN CONTRACT PROVISIONS

     Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

     The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.



IMSA


     We are a member of the Insurance Maketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.



LEGAL PROCEEDINGS


     Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG, or Western Reserve.



FINANCIAL STATEMENTS


     The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



                          Definitions of Special Terms
                          The Contract -- General Provisions

                          Certain Federal Income Tax Consequences
                          Investment Experience
                          Historical Performance Data
                          Published Ratings
                          Administration
                          Records and Reports
                          Distribution of the Contracts
                          Other Products
                          Custody of Assets
                          Legal Matters
                          Independent Accountants
                          Other Information
                          Financial Statements



           Inquiries and requests for an SAI should be directed to:


                          Western Reserve Life
                          Administrative Office
                          Attention: Annuity Department
                          P.O. Box 9051
                          Clearwater, Florida 33758-9051
                          1-800-851-9777

APPENDIX A
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for four variable annuity contracts issued by Western Reserve through the subaccount.






                     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.009                  10,000
  12/31/1993                  $10.009           $10.110                 869,019
  12/31/1994                  $10.110           $10.319               2,765,589
  12/31/1995                  $10.319           $10.728               2,658,931
  12/31/1996                  $10.728           $11.119               5,253,582
  12/31/1997                  $11.119           $11.546               5,382,846
  12/31/1998                  $11.546           $11.989               7,839,228
  12/31/1999                  $11.989           $12.396              21,724,144

                            WRL AEGON BOND SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.136                  10,000
  12/31/1993                  $10.136           $11.330               1,524,761
  12/31/1994                  $11.330           $10.400               1,693,632
  12/31/1995                  $10.400           $12.613               2,598,178
  12/31/1996                  $12.613           $12.455               3,055,305
  12/31/1997                  $12.455           $13.407               4,801,744
  12/31/1998                  $13.407           $14.452               6,350,826
  12/31/1999                  $14.452           $13.832               6,280,541




                           WRL JANUS GROWTH SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.240                  10,000
  12/31/1993                  $10.240           $10.499               8,326,400
  12/31/1994                  $10.499           $ 9.493              11,839,096
  12/31/1995                  $ 9.493           $13.771              14,387,637
  12/31/1996                  $13.771           $16.019              19,832,582
  12/31/1997                  $16.019           $18.568              23,272,252
  12/31/1998                  $18.568           $30.116              27,434,976
  12/31/1999                  $30.116           $47.419              32,275,260

                           WRL JANUS GLOBAL SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.151                  25,000
  12/31/1993                  $10.151           $13.518               2,212,212
  12/31/1994                  $13.518           $13.364               7,170,632
  12/31/1995                  $13.364           $16.217               6,903,573
  12/31/1996                  $16.217           $20.428              11,159,128
  12/31/1997                  $20.428           $23.921              15,530,666
  12/31/1998                  $23.921           $30.669              17,104,721
  12/31/1999                  $30.669           $51.748              18,875,171




                   WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1993(1)-12/31/1993     $10.000           $11.243               2,518,263
  12/31/1994                 $11.243           $11.027               6,504,999
  12/31/1995                 $11.027           $13.555               7,498,916
  12/31/1996                 $13.555           $15.372              12,770,554
  12/31/1997                 $15.372           $18.471              15,124,297
  12/31/1998                 $18.471           $19.969              16,461,563
  12/31/1999                 $19.969           $22.069              16,136,973

                      WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1993(1)-12/31/1993     $10.000           $12.354               2,059,530
  12/31/1994                 $12.354           $11.286               5,547,915
  12/31/1995                 $11.286           $16.337               6,434,051
  12/31/1996                 $16.337           $19.152               9,376,917
  12/31/1997                 $19.152           $22.938              11,279,603
  12/31/1998                 $22.938           $31.063              12,278,821
  12/31/1999                 $31.063           $62.846              14,178,995




                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.782               1,165,716
  12/31/1995                 $ 9.782           $13.313               4,538,244
  12/31/1996                 $13.313           $14.500               6,954,084
  12/31/1997                 $14.500           $17.766               9,141,315
  12/31/1998                 $17.766           $26.048              10,807,100
  12/31/1999                 $26.048           $43.416              13,252,453

                         WRL AEGON BALANCED SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.339                 849,727
  12/31/1995                 $ 9.339           $11.032               1,456,512
  12/31/1996                 $11.032           $12.045               2,385,500
  12/31/1997                 $12.045           $13.909               3,156,354
  12/31/1998                 $13.909           $14.666               4,024,017
  12/31/199                  $14.666           $14.900               4,467,001




                    WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.453                 400,544
  12/31/1995                 $ 9.453           $11.676                 863,789
  12/31/1996                 $11.676           $12.853               1,553,811
  12/31/1997                 $12.853           $15.799               2,315,992
  12/31/1998                 $15.799           $16.055               3,248,069
  12/31/1999                 $16.055           $15.127               3,023,724

                      WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/3/1995(1)-12/31/1995     $10.000           $11.843               6,104,685
  12/31/1996                 $11.843           $13.363               9,397,631
  12/31/1997                 $13.363           $15.363              12,633,177
  12/31/1998                 $15.363           $16.411              14,496,370
  12/31/1999                 $16.411           $15.270              10,938,985




                         WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1996(1)-12/31/1996     $10.000           $10.773               1,164,233
  12/31/1997                 $10.773           $12.220               2,618,284
  12/31/1998                 $12.220           $12.348               3,043,446
  12/31/1999                 $12.348           $16.297               3,137,092




                        WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1996(1)-12/31/1996     $10.000           $11.213               2,118,820
  12/31/1997                 $11.213           $13.827               7,035,132
  12/31/1998                 $13.827           $12.983               7,102,945
  12/31/1999                 $12.983           $13.820               5,579,088

                     WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1997(1)-12/31/1997     $10.000           $10.601               1,050,984
  12/31/1998                 $10.601           $11.797               1,642,437
  12/31/1999                 $11.797           $14.536               1,407,842




                         WRL GE U.S. EQUITY SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1997(1)-12/31/1997     $10.000           $12.526               2,141,414
  12/31/1998                 $12.526           $15.177               4,840,127
  12/31/1999                 $15.177           $17.721               6,781,197




                       WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1998(1)-12/31/1998     $10.000           $ 9.187               1,025,234
  12/31/1999                 $ 9.187           $10.483                 968,035

               WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1998(1)-12/31/1998     $10.000           $8.427                 157,193
  12/31/1999                 $ 8.427           $7.996                 203,365




                      WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.640               503,875




                     WRL GOLDMAN SACHS SMALL CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.631               166,378




                  WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $9.173                691,875

                     WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $13.719               359,295




                         WRL SALOMON ALL CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.449               425,168




                  WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $17.633              1,452,014




                         WRL DREYFUS MID CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $10.620               209,699



(1) Commencement of operations of these subaccounts.


     Because the WRL Value Line Aggressive Growth, WRL Great Companies -- America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000, and because the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 were not offered under this prospectus until May 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

APPENDIX B
HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STANDARDIZED PERFORMANCE DATA



     Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.74% and the effective yield was 3.81%.


     OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.


     The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.


     The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.


     Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 1.40% for the mortality and expense risk charge and $35 for the annual Contract charge. (Based on an average Contract size of $44,369, the annual Contract charge translates into a charge of 0.08%.) Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the withdrawal charge is deducted.

                                                             TABLE 1
                                  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                                                       (ASSUMES SURRENDER)
                                                                  1 YEAR     5 YEARS   10 YEARS   INCEPTION OF THE    SUBACCOUNT
                                                                   ENDED      ENDED      ENDED      SUBACCOUNT TO     INCEPTION
 SUBACCOUNT                                                      12/31/99   12/31/99   12/31/99      12/31/99**         DATE**
 WRL J.P Morgan Money Market*                                      -4.69%      3.02%      3.25%           3.52%      02/24/1989
 WRL AEGON Bond                                                   -12.36%      5.21%      5.78%           6.47%      02/24/1989
 WRL Janus Growth                                                  49.33%     37.70%     21.88%          23.27%      02/24/1989
 WRL Janus Global                                                  60.60%     30.80%       N/A           26.12%      12/03/1992
 WRL LKCM Strategic Total Return                                    2.43%     14.40%       N/A           12.11%      03/01/1993
 WRL VKAM Emerging Growth                                          94.16%     40.75%       N/A           30.75%      03/01/1993
 WRL Alger Aggressive Growth                                       58.54%     34.46%       N/A           28.41%      03/01/1994
 WRL AEGON Balanced                                                -6.49%      9.22%       N/A            6.68%      03/01/1994
 WRL Federated Growth & Income                                    -13.86%      9.29%       N/A            6.96%      03/01/1994
 WRL Dean Asset Allocation                                        -15.03%       N/A        N/A            8.26%      01/03/1995
 WRL C.A.S.E. Growth                                               23.88%       N/A        N/A           16.60%      05/01/1995
 WRL NWQ Value Equity                                              -1.64%       N/A        N/A            8.10%      05/01/1996
 WRL GE International Equity                                       15.12%       N/A        N/A           11.71%      01/02/1997
 WRL GE U.S. Equity                                                 8.67%       N/A        N/A           19.67%      01/02/1997
 WRL Third Avenue Value                                             6.02%       N/A        N/A           -1.14%      01/02/1998
 WRL J.P. Morgan Real Estate Securities                           -13.19%       N/A        N/A          -17.24%      05/01/1998
 WRL Goldman Sachs Growth                                          N/A          N/A        N/A            8.34%      05/03/1999
 WRL Goldman Sachs Small Cap                                       N/A          N/A        N/A            8.24%      05/03/1999
 WRL T. Rowe Price Dividend Growth                                 N/A          N/A        N/A          -16.32%      05/03/1999
 WRL T. Rowe Price Small Cap                                       N/A          N/A        N/A           29.12%      05/03/1999
 WRL Salomon All Cap                                               N/A          N/A        N/A            6.43%      05/03/1999
 WRL Pilgrim Baxter Mid Cap Growth                                 N/A          N/A        N/A           68.24%      05/03/1999
 WRL Dreyfus Mid Cap                                               N/A          N/A        N/A           -1.86%      05/03/1999
 WRL Value Line Aggressive Growth                                  N/A          N/A        N/A             N/A       05/01/2000
 WRL Great Companies -- America(SM)                                N/A          N/A        N/A             N/A       05/01/2000
 WRL Great Companies -- Technology(SM)                             N/A          N/A        N/A             N/A       05/01/2000
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                  N/A          N/A        N/A             N/A       05/01/2000
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                  N/A          N/A        N/A             N/A       05/01/2000
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                     N/A          N/A        N/A             N/A       05/01/2000



* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.

** Refers to the date when the separate account first invested in the underlying portfolios.

NON-STANDARDIZED PERFORMANCE DATA


     In addition to the standardized data discussed above, similar performance data for other periods may also be shown.


     We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.


     All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.


     Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one, five and ten-year periods ended December 31, 1999 are shown in Table 2 below. Total returns shown in Table 2 reflect deductions of 1.40% for the mortality and expense risk charge and $35 for the annual Contract charge. (Based on an average Contract size of $44,369, the annual Contract charge translates into a charge of 0.08%.) Total returns assume that the Contract is not surrendered and therefore the withdrawal charge is not deducted.

                                                             TABLE 2
                                NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                                                     (ASSUMES NO SURRENDER)
                                                                  1 YEAR     5 YEARS   10 YEARS   INCEPTION OF THE    SUBACCOUNT
                                                                   ENDED      ENDED      ENDED      SUBACCOUNT TO     INCEPTION
 SUBACCOUNT                                                      12/31/99   12/31/99   12/31/99      12/31/99**         DATE**
 WRL J.P Morgan Money Market*                                       3.31%      3.72%      3.25%           3.52%      02/24/1989
 WRL AEGON Bond                                                    -4.36%      5.85%      5.78%           6.47%      02/24/1989
 WRL Janus Growth                                                  57.33%     37.93%     21.88%          23.27%      02/24/1989
 WRL Janus Global                                                  68.60%     31.08%     N/A             26.12%      12/03/1992
 WRL LKCM Strategic Total Return                                   10.43%     14.87%     N/A             12.26%      03/01/1993
 WRL VKAM Emerging Growth                                         102.16%     40.95%     N/A             30.81%      03/01/1993
 WRL Alger Aggressive Growth                                       66.54%     34.70%     N/A             28.57%      03/01/1994
 WRL AEGON Balanced                                                 1.51%      9.78%     N/A              7.05%      03/01/1994
 WRL Federated Growth & Income                                     -5.86%      9.84%     N/A              7.33%      03/01/1994
 WRL Dean Asset Allocation                                         -7.03%      N/A       N/A              8.84%      01/03/1995
 WRL C.A.S.E. Growth                                               31.88%      N/A       N/A             17.08%      05/01/1995
 WRL NWQ Value Equity                                               6.36%      N/A       N/A              9.19%      05/01/1996
 WRL GE International Equity                                       23.12%      N/A       N/A             13.30%      01/02/1997
 WRL GE U.S. Equity                                                16.67%      N/A       N/A             21.06%      01/02/1997
 WRL Third Avenue Value                                            14.02%      N/A       N/A              2.36%      01/02/1998
 WRL J.P. Morgan Real Estate Securities                            -5.19%      N/A       N/A            -12.57%      05/01/1998
 WRL Goldman Sachs Growth                                          N/A         N/A       N/A             16.34%      05/03/1999
 WRL Goldman Sachs Small Cap                                       N/A         N/A       N/A             16.24%      05/03/1999
 WRL T. Rowe Price Dividend Growth                                 N/A         N/A       N/A             -8.32%      05/03/1999
 WRL T. Rowe Price Small Cap                                       N/A         N/A       N/A             37.12%      05/03/1999
 WRL Salomon All Cap                                               N/A         N/A       N/A             14.43%      05/03/1999
 WRL Pilgrim Baxter Mid Cap Growth                                 N/A         N/A       N/A             76.24%      05/03/1999
 WRL Dreyfus Mid Cap                                               N/A         N/A       N/A              6.14%      05/03/1999
 WRL Value Line Aggressive Growth                                  N/A         N/A       N/A             N/A         05/01/2000
 WRL Great Companies -- America(SM)                                N/A         N/A       N/A             N/A         05/01/2000
 WRL Great Companies -- Technology(SM)                             N/A         N/A       N/A             N/A         05/01/2000
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                  N/A         N/A       N/A             N/A         05/01/2000
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                  N/A         N/A       N/A             N/A         05/01/2000
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                     N/A         N/A       N/A             N/A         05/01/2000



* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.

     ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.


     Because the separate account has been invested in portfolio shares since the inception of the class of portfolio shares held by the separate account, the adjusted historic portfolio data for the Contract corresponds to the performance data displayed in Tables 1 and 2 of Appendix B.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                          WRL FREEDOM WEALTH CREATOR(R)
                                VARIABLE ANNUITY

                                 Issued through
                           WRL SERIES ANNUITY ACCOUNT

                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Wealth Creator(R) Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-851-9777, or by writing to the administrative office, Western Reserve Life, 570 Carillon Parkway, St. Petersburg, Florida 33716. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.



                               DATED: MAY 1, 2000









WRL00175

                                TABLE OF CONTENTS



                                                                                                       PAGE

DEFINITIONS OF SPECIAL TERMS.....................................................................        1

THE CONTRACT--GENERAL PROVISIONS ................................................................        3
  Owner .........................................................................................        3
  Entire Contract ...............................................................................        3
  Misstatement of Age or Gender .................................................................        3
  Addition, Deletion or Substitution of Investments .............................................        3
  Annuity Payment Options........................................................................        4
  Death Benefit..................................................................................        4
  Assignment ....................................................................................        5
  Proof of Age, Gender and Survival .............................................................        6
  Non-Participating .............................................................................        6
  Employee and Agent Purchases ..................................................................        6

CERTAIN FEDERAL INCOME TAX CONSEQUENCES..........................................................        6
  Tax Status of the Contract.....................................................................        6
  Taxation of Western Reserve ...................................................................        8

INVESTMENT EXPERIENCE ...........................................................................        9
  Accumulation Units.............................................................................        9
  Accumulation Unit Value........................................................................        9
  Annuity Unit Value and Annuity Payment Rates ..................................................        9

HISTORICAL PERFORMANCE DATA .....................................................................       11
  Money Market Yields ...........................................................................       11
  Other Subaccount Yields .......................................................................       12
  Total Returns .................................................................................       12
  Other Performance Data ........................................................................       13
  Advertising and Sales Literature ..............................................................       13

PUBLISHED RATINGS. ..............................................................................       13

ADMINISTRATION ..................................................................................       14

RECORDS AND REPORTS .............................................................................       14

DISTRIBUTION OF THE CONTRACTS ...................................................................       14

OTHER PRODUCTS ..................................................................................       14

CUSTODY OF ASSETS ...............................................................................       14

LEGAL MATTERS ...................................................................................       14

INDEPENDENT ACCOUNTANTS .........................................................................       15

OTHER INFORMATION ...............................................................................       15

FINANCIAL STATEMENTS ............................................................................       15


                          DEFINITIONS OF SPECIAL TERMS


------------------------------------------------------------------------------------------------------------------------------------
accumulation period                The period between the Contract date and the maturity date while the Contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
accumulation unit value            An accounting unit of measure we use to calculate subaccount values during the accumulation period.
------------------------------------------------------------------------------------------------------------------------------------
administrative                     Our administrative office and mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.
office                             Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716.  Our phone number is
                                   1-800-851-9777.
------------------------------------------------------------------------------------------------------------------------------------
age                                The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term "age" in this SAI, it has the same meaning as "attained age" in the Contract.
------------------------------------------------------------------------------------------------------------------------------------
annuitant                          The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.
------------------------------------------------------------------------------------------------------------------------------------
annuity unit value                 An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
------------------------------------------------------------------------------------------------------------------------------------
annuity value                      The sum of the separate account value and the fixed account value.
------------------------------------------------------------------------------------------------------------------------------------
beneficiary(ies)                   The person(s) you elect to receive the death benefit proceeds under the Contract.
------------------------------------------------------------------------------------------------------------------------------------
cash value                         The annuity value less any applicable premium taxes, and any withdrawal charge.
------------------------------------------------------------------------------------------------------------------------------------
Code                               The Internal Revenue Code of 1986, as amended.
------------------------------------------------------------------------------------------------------------------------------------
Contract date                      The later of the date on which the initial purchase payment is received or the date that the properly completed application is received at Western Reserve's administrative office. We measure Contract years and Contract anniversaries from the Contract date.
------------------------------------------------------------------------------------------------------------------------------------
death report day                   The valuation date on which we
                                   have received both proof of annuitant's death
                                   and your beneficiary's election regarding
                                   payment.
------------------------------------------------------------------------------------------------------------------------------------
fixed account                      An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
------------------------------------------------------------------------------------------------------------------------------------
fixed account value                During the accumulation period, your Contract's value in the fixed account.
------------------------------------------------------------------------------------------------------------------------------------
funds                               Investment companies which are registered with the U.S. Securities and Exchange Commission.  The
                                   Contract allows you to invest in the portfolios of the funds through our subaccounts.  We reserve the right to add other registered investment companies to the Contract in the future.
------------------------------------------------------------------------------------------------------------------------------------
in force                           Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
------------------------------------------------------------------------------------------------------------------------------------
maturity date                      The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's 90th birthday. For Contracts issued in conjunction with Net Income
                                   Makeup Charitable Remainder Unitrusts, the lastest maturity date is the annuitant's 100th birthday.
------------------------------------------------------------------------------------------------------------------------------------
NYSE                               New York Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------
nonqualified Contracts             Contracts issued other than in connection with retirement plans.
------------------------------------------------------------------------------------------------------------------------------------
owner                              The person(s) entitled to exercise all rights under the Contract. The annuitant is the owner
(you, your)                        unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
------------------------------------------------------------------------------------------------------------------------------------
portfolio                          A separate investment portfolio of a fund.
------------------------------------------------------------------------------------------------------------------------------------
purchase payments                  Amounts paid by an owner or on the owner's behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net purchase payment" in the Contract, which means the purchase payment less any applicable premium taxes.

------------------------------------------------------------------------------------------------------------------------------------
qualified Contracts                Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
------------------------------------------------------------------------------------------------------------------------------------
separate account                   WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
separate account value             During the accumulation period, your Contract's value in the separate account, which equals the total value in each subaccount.
------------------------------------------------------------------------------------------------------------------------------------
subaccount                         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity option.
------------------------------------------------------------------------------------------------------------------------------------
surrender                          The termination of a Contract at the option of the owner.
------------------------------------------------------------------------------------------------------------------------------------
valuation date/                    Each day on which the NYSE is open for trading, except when a subaccount's corresponding
business day                       portfolio does not value its shares.  Western Reserve is open for business on each day that the
                                   NYSE is open.  When we use the term "business day," it has the same meaning as valuation date.
------------------------------------------------------------------------------------------------------------------------------------
valuation period                   The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

------------------------------------------------------------------------------------------------------------------------------------
Western Reserve                    Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------------------------------------------------------------------------------------------------------------


In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT - GENERAL PROVISIONS
OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.


A joint owner may only be a spouse and may be named in the Contract application or in a written notice. The surviving joint owner will become the sole owner upon the other joint owner's death, if one joint owner dies before the annuitant. If the surviving joint owner dies before the annuitant, the surviving joint owner's estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the death benefit.


The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.


ANNUITY PAYMENT OPTIONS


During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:


MATURITY DATE        ADJUSTED AGE
-------------        ------------
Before 2001          Actual Age
2001-2010            Actual Age minus 1
2011-2020            Actual Age minus 2
2021-2030            Actual Age minus 3
2031-2040            Actual Age minus 4
After 2040           As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT


DEATH OF OWNER. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 6 for a detailed description of these rules. Other rules may apply to qualified Contracts.

If the owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

o if no beneficiary is named and alive, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;
o if the beneficiary is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or
o if the beneficiary is alive and is not the owner's spouse, the beneficiary will become the new owner. The cash value must be distributed either:
o        within five years of the former owner's death; or
o over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or
o over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.

DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and the owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary. The new owner generally must surrender the Contract for the annuity value within five years of death.

If the annuitant was an owner, and the beneficiary was not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 6.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the five-year period. That partial withdrawal must be made at the time option (1) is elected. No withdrawal charges will apply to this partial withdrawal; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will deduct the annual Contract charge each year during the five-year period; (d) we will not apply any withdrawal charges to the total distribution of the Contract; (e) we will not permit annuitization at the end of the five-year period; and (f) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary.

If there are joint owners, the annuitant is not the owner, and the one joint owner dies prior to the maturity date, the surviving joint owner may surrender the Contract at any time for the amount of the adjusted annuity value.

BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to us. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT


During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.



PROOF OF AGE, GENDER AND SURVIVAL


We may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.


NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.


EMPLOYEE AND AGENT PURCHASES

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service ("IRS") as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the withdrawal charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES


THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.


TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.


DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiarY. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts andour Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), and for IRAs under section 408(a), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. If your Contract is used in connection with an IRA, only rollover or transfer contributions are permitted. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. As with the traditional IRA, only rollover or transfer contributions are permitted. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(B) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


TAXATION OF WESTERN RESERVE


Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.


                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS


Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.


Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.   The initial units purchased on the Contract date; plus
2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4. Any units that are redeemed to pay for partial withdrawals; minus
5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
6. Any units that are redeemed to pay the annual Contract charge, any premium taxes and any transfer charge.


The value of an accumulation unit was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.

ACCUMULATION UNIT VALUE


The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus
2. The accrued daily percentage for the mortality and expense risk charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.   The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.40% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.


ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
(b)  is the net investment factor for that subaccount for the valuation period;
     and
(c)  is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)  is the result of:

     (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus
     (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

     (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.


(ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.


(iii)is a factor representing the mortality and expense risk charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the portfolio share held in that subaccount.


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.


The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable Payment on page ___, which contains a table for determining the adjusted age of the annuitant.


               ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                          AND VARIABLE ANNUITY PAYMENTS

           FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE


Annuity unit value = ABC


Where:   A =      Annuity unit value for the immediately preceding valuation period.
                  Assume..............................................................................  = $X

         B =      Net investment factor for the valuation period for which the annuity unit value is being calculated.



                  Assume................................................................................ = Y

         C =      A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume................................................................................ = Z

Then, the annuity unit value is:    $XYZ = $Q

               FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                     FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment =  AB
                                          --
                                        $1,000

Where: A =        The annuity value as of the maturity date.
                  Assume.........................................................................  = $X

         B =      The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
                  Assume.........................................................................  = $Y

Then, the first monthly variable annuity payment = $XY = $Z
                                                   --------
                                                     1,000


      FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =  A
                           -
                           B

Where: A =        The dollar amount of the first monthly variable annuity payment.
                  Assume.........................................................................  = $X

        B =       The annuity unit value for the valuation date on which the first monthly payment is due.
                  Assume.........................................................................  = $Y

Then, the number of annuity units =   $X =  Z
                                      --
                                      $Y

                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

            EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} (365/7)) - 1

The effective yield is shown at least to the nearest hundredth of one percent.


HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $35 annual Contract charge, calculated on the basis of an average Contract size of $44,369, which translates into a charge of 0.08%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the withdrawal charge that may be assessed at the time of withdrawal in an amount ranging up to 8% of the requested withdrawal amount. The specific withdrawal charge percentage applicable to a particular withdrawal depends on the length of time purchase payments have been held under the Contract and whether withdrawals have been made previously during that Contract year. (See Expenses--Withdrawal Charge on page 25 of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the funds are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market and its operating expenses. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.74%, and the effective yield was 3.81%, assuming no surrender.



OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                      YIELD = 2[ ( a-b  + 1)(6) -1]
                                  -----
                                   cd

Where:   A = net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount.

         B = expenses accrued for the period (net of reimbursement).
         C = the average daily number of units outstanding during the period.
         D = the maximum offering price per unit on the last day of the period.


For purposes of the yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $35 annual Contract charge, calculated on the basis of an average Contract size of $44,369, which translates into a charge of 0.08%. The calculations do not take into account any premium taxes or any transfer or withdrawal charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered. A withdrawal charge may be assessed at the time of withdrawal in an amount ranging up to 8% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time purchase payments were held under the Contract, and whether withdrawals had been made previously during that Contract year. (See Expenses--Withdrawal Charge on page 25 of the prospectus.)

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 1999, the yield for the WRL AEGON Bond subaccount was 4.44%, assuming no surrender.


TOTAL RETURNS


The total return quotations set forth in the prospectus for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:


                                 P(1 + T)(n) = ERV


Where:   P                 =   a hypothetical initial payment of $1,000
         T                 =   average annual total return
         N                 =   number of years
         ERV               =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge of 1.40% and the $35 annual Contract charge, calculated on the basis of an average Contract size of $44,369, which translates into a charge of 0.08%. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.



OTHER PERFORMANCE DATA


We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the withdrawal charge under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

                                  (1 + T)(n) - 1

Where:                   T and N are the same values as above


In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.40% and the $35 annual Contract charge (based on an average Contract size of $44,369, the annual Contract charge translates into a charge of 0.08%). Such data assumes a complete surrender of the Contract at the end of the period.

ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS


We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.


                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by WRL Investment Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS


AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AFSG will not be compensated for its services as principal underwriter of the

National Association of Securities Dealers, Inc. AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG. Western Reserve will generally pay broker/dealers first year sales commissions in an amount no greater than 6% of purchase payments. In addition, broker/dealers may receive trail commissions of 0.20% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.


                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS


The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

                             INDEPENDENT ACCOUNTANTS

The accounting firm of PricewaterhouseCoopers LLP, independent certified public accountants, provided audit services to the separate account for the year ended December 31, 1999. The principal business address of PricewaterhouseCoopers LLP is 400 North Ashley Street, Suite 2800, Tampa, Florida 33602-4319. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1999. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

                 (a)       Financial Statements

                           The financial statements for the WRL Series Annuity Account and Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.

                 (b)       Exhibits


                           (1) Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/


                           (2)   Not Applicable.

                           (3)   Distribution of Contracts.


                                 (a)  Form of Master Service and Distribution
                                      Compliance Agreement. 1/

                                 (b)  Amendment to Master Service and
                                      Distribution Compliance Agreement. 2/

                                 (c)  Form of Broker/Dealer Supervisory and
                                      Service Agreement. 2/

                                 (d)  Principal Underwriting Agreement. 2/

                                 (e) First Amendment to Principal Underwriting Agreement. 2/

                           (4)   (a)  Specimen Flexible Payment Variable
                                      Accumulation Deferred Annuity Contract. 3/

                                 (b)  (b) Endorsement (EA128). 4/

                                 (c)  Endorsement (EA124). 4/


                           (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/

                           (6)   (a)  Second Amended Articles of Incorporation
                                      of Western Reserve. 1/

                                 (b) Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 5/

                                 (c)  Amended Code of Regulations of Western
                                      Reserve. 1/

                           (7)   Not Applicable.

                           (8)   (a)  Participation Agreement Among Variable
                                      Insurance Products Fund, Fidelity
                                      Distributors Corporation and Western
                                      Reserve Life Assurance Co. of Ohio dated
                                      June 14, 1999. 6/

                                 (b)  Amendment No.1 dated March 15, 2000 to
                                      Participation Agreement -Variable
                                      Insurance Products Fund. 7/

                                 (c)  Participation Agreement Among Variable
                                      Insurance Products Fund II, Fidelity
                                      Distributors Corporation and Western
                                      Reserve Life Assurance Co. of Ohio dated
                                      June 14, 1997. 6/

                                 (d)  Amendment No.1 dated March 15, 2000 to
                                      Participation Agreement -Variable
                                      Insurance Products Fund II. 7/

                                 (e)  Participation Agreement Among Variable
                                      Insurance Products Fund III, Fidelity
                                      Distributors Corporation and Western
                                      Reserve Life Assurance Co. of Ohio dated
                                      June 14, 1999. 6/

                                 (f)  Amendment No.1 dated March 15, 2000 to
                                      Participation Agreement - Variable
                                      Insurance Products Fund III. 7/

                           (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. 8/

                           (10)  (a)  Written Consent of Sutherland Asbill &
                                      Brennan LLP.

                                 (b)  Written Consent of Ernst & Young LLP.

                                 (c) Written Consent of PricewaterhouseCoopers LLP.

                           (11)  Not Applicable.

                           (12)  Not Applicable.


                           (13) Schedules for Computation of Performance Quotations. 9/


                           (14)  Not Applicable.


                           (15)  (a) Powers of Attorney.  1/

                                 (b)  Power of Attorney - James R. Walker. 10/

--------------------------------------

1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/ This exhibit was previously filed on Initial Registration Statement on Form N-4 dated April 11, 1997 (File No. 333-24959) and is incorporated herein by reference.

4/ This exhibit was previously filed on Post-Effective Amendment No. 3 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.

5/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

6/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

7/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

8/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated June 26, 1997 (File No. 333-24959) and is incorporated herein by reference.

9/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

10/ This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-4 dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.


Item 25. Directors and Officers of the Depositor


Name                             Principal Business Address             Position and Offices with Depositor
----                             --------------------------             -----------------------------------
John R. Kenney                                    (1)                   Chairman of the Board and
                                                                        Chief Executive Officer

Jerome C. Vahl                                    (1)                   Director and President



Lyman H. Treadway                30195 Chagrin Boulevard                Director
                                 Suite 210N
                                 Cleveland, Ohio 44124

Jack E. Zimmerman                507 St. Michel Circle                  Director
                                 Kettering, Ohio  45429

James R. Walker                  3320 Office Park Drive                 Director
                                 Dayton, Ohio 45439

Alan M. Yaeger                                    (1)                   Executive Vice President, Actuary and
                                                                        Chief Financial Officer

William H. Geiger                                 (1)                   Senior Vice President, Secretary,
                                                                        Corporate Counsel and Group Vice
                                                                        President - Compliance

Allan J. Hamilton                                 (1)                   Vice President, Treasurer
                                                                        and Controller



ITEM 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant.

VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands corporation  (51.16%)
    Transamerica Corporation and subsidiaries (100%) (DE)
    AEGON Nederland N.V. - Netherlands corporation (100%)
    AEGON NEVAK HOLDING B.V. - Netherlands corporation (100%)
    GRONINGER FINANCIERINGEN B.V. - Netherlands corporation (100%)
    AEGON INTERNATIONAL N.V. - Netherlands corporation (100%)
       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
          Dennis Hersch)(DE)
       AEGON U.S. Holding Corporation (DE) (100%)
          Short Hills Management Company (NJ) (100%)
          CORPA Reinsurance Company (NY) (100%)
          AEGON Management Company (IN) (100%)
          RCC North America Inc. (DE) (100%)

       AEGON USA, Inc. - holding co.  (IA) (100%)
          AEGON Funding Corp. (DE) (100%)
          First AUSA Life Insurance Company - insurance holding co. (MD) (100%)
            AUSA Life Insurance Company, Inc. - insurance (NY) (82.33%)
            Life Investors Insurance Company of America - insurance (IA) (100%)
              Bankers United Life Assurance Company - insurance (IA) (100%) Great American Insurance Agency, Inc. (IA) (100%)
              Life Investors Alliance, LLC (DE) (100%)
          PFL Life Insurance Company - insurance  (IA) (100%)
              AEGON Financial Services Group, Inc. (MN) (100%)
              AEGON Assignment Corporation of Kentucky (KY) (100%)
              AEGON Assignment Corporation (IL) (100%)
          Southwest Equity Life Insurance Company - insurance (AZ) (100% Voting Common)

    Iowa Fidelity Life Insurance Company - insurance (AZ) (100% Voting Common) Western Reserve Life Assurance Co. of Ohio - insurance (OH) (100%)
    WRL Investment Management, Inc. - investment adviser (FL) (100%)
    WRL Investment Services, Inc. - transfer agent (FL)(100%)
    WRL Series Fund, Inc. - mutual fund (MD)
    ISI Insurance Agency, Inc. and subsidiaries (CA) (100%)
    AEGON Equity Group, Inc. (FL) (100%)
    Monumental General Casualty Company - insurance (MD) (100%)
    United Financial Services, Inc. - general agency (MD) (100%)
    Bankers Financial Life Insurance Company - insurance (AZ)
    The Whitestone Corporation - insurance agency (MD) (100%)
    Cadet Holding Corp. - holding company (IA) (100%)
    Monumental General Life Insurance Company of Puerto Rico (PR) (51%)

AUSA Holding Company - holding company (MD) (100%)
    Monumental General Insurance Group, Inc. - holding company (MD) (100%) Monumental General Administrators, Inc. (MD) (100%)
       Executive Management and Consultant Services, Inc. - consulting services
          (MD) (100%)
    Trip Mate Insurance Agency, Inc. (KS) (100%)
    Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
    AUSA Financial Markets, Inc. - marketing  (IA) (100%)
    Endeavor Group (CA) (100%)
    Endeavor Management Company (CA) (100%)
    Universal Benefits Corporation - third party administrator (IA) (100%) Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
    Massachusetts Fidelity Trust Company - trust company  (IA) (100%)
    Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
    ORBA Insurance Services, Inc. (CA) (10.56%)
    Zahorik Company, Inc. - broker-dealer  (CA) (100%)
       ZCI, Inc. (AL) (100%)
    Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
    AEGON Asset Management Services, Inc. (DE) (100%)
    InterSecurities, Inc. - broker-dealer  (DE) (100%)
       Associated Mariner Financial Group, Inc. - holding company (MI) (100%)
          Mariner Financial Services, Inc. - broker/dealer (MI) (100%) Associated Mariner Agency of Hawaii, Inc. - insurance agency (MI)
               (100%)
          Associated Mariner Agency of New Mexico, Inc. (MI) (100%)
    Idex Investor Services, Inc. - shareholder services  (FL) (100%)
    Idex Management, Inc. - investment adviser  (DE) (100%)
    IDEX Mutual Funds - mutual fund (MA)
    Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
       Diversified Investors Securities Corporation - broker-dealer (DE) (100%) AEGON USA Securities, Inc. - broker-dealer (IA) (100%)
       AEGON USA Managed Portfolios, Inc. - mutual fund  (MD)
    Creditor Resources, Inc. - credit insurance  (MI) (100%)
       CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency
          (Canada) (100%)
       Weiner Agency, Inc. (MD) (100%)
    AEGON USA Investment Management, Inc. - investment adviser  (IA) (100%)

    AEGON USA Realty Advisors, Inc. - real estate investment services  (IA)
       (100%)
       QSC Holding, Inc. (DE) (100%)
       Landauer Realty Advisors, Inc. - real estate counseling (IA) (100%) Landauer Associates, Inc. - real estate counseling (DE) (100%) Landauer Realty Associates, Inc. (TX) (100%)
       Realty Information Systems, Inc. - information systems for real estate investment management (IA) (100%)
       USP Real Estate Investment Trust - real estate investment trust
       (IA) RCC Properties Limited Partnership (IA)

Item 27.          Number of Contract Owners.

                  As of March 31, 2000, 14,439 nonqualified contracts and 23,447 qualified contracts were in force.


Item 28.          Indemnification

                  Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law

                    Section 1701.13 Authority of corporation.

           (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

           (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

                  (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                  (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

           (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

           (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions
(E)(1) and (2) of this section. Such determination shall be made as follows:

                  (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                  (b) If the quorum described in division (E)(4)(a) of this
section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

                  (c) By the shareholders;

                  (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

           Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

           (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                  (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                  (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

           (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

           (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

           (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

           (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

           (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve

                                 ARTICLE EIGHTH

           EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

           (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

           (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

           (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

           (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

           (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

           (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

           (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve

                                    ARTICLE V

                    Indemnification of Directors and Officers

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              Rule 484 Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter


                 (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account, the AUSA Endeavor Variable Annuity Account, Separate Account C of First

                           Providian Life and Health Insurance Company, the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, WRL Series Life Account, WRL Series Annuity Account B, AUSA Series Life Account and Transamerica Occidental Life Separate Account VUL-3.


                 (b)       Directors and Officers of AFSG


    Name                        Principal Business Address      Position and Offices with Underwriter
    ----                        --------------------------      -------------------------------------

    Larry N. Norman                        (1)                  Director and President

    Harvey E. Willis                       (1)                  Vice President and Secretary

    Lisa Wachendorf                        (1)                  Director and Chief Compliance Officer

    Debra C. Cubero                        (1)                  Vice President

    Gregory J. Garvin                      (1)                  Vice President

    Michael F. Lane                        (1)                  Vice President

    Sara J. Stange                         (1)                  Director and Vice President

    Brenda K. Clancy                       (1)                  Vice President

    Michael G. Ayers                       (1)                  Treasurer/Controller

    Colleen S. Lyons                       (1)                  Assistant Secretary

    John F. Reesor                         (1)                  Assistant Secretary

    Anne Spaes                             (1)                  Director and Vice President

    Priscilla I. Hechler                   (2)                  Assistant Vice President and Assistant
                                                                Secretary

    Thomas E. Pierpan                      (2)                  Assistant Vice President and Assistant
                                                                Secretary

    Richard C. Hicks                       (2)                  Assistant Vice President and Assistant
                                                                Secretary

    Gina A. Babka                          (2)                  Assistant Secretary
     --------------------------------------


(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(2)      570 Carillon Parkway, St. Petersburg, FL  33716-1202


           (c)    Compensation to Principal Underwriter


                  Not Applicable

Item 30.          Location of Accounts and Records

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.


                  Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                  Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.          Section 403(b)(11) Representation

                  Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

                  Texas ORP Representation

                  The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940, as amended, and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 20th day of April, 2000.



                   WRL SERIES ANNUITY ACCOUNT
                  (Registrant)

                  By: ________________________
                      John R. Kenney, Chairman of  Board and
                      Chief Executive Officer of Western Reserve Life Assurance Co. of Ohio

                   WESTERN RESERVE LIFE ASSURANCE
                   CO. OF OHIO
                  (Depositor)

                   By: ___________________________
                      John R. Kenney, Chairman of the Board and
                      Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                                Title                                    Date
---------                                -----                                    ----
 /s/ John R. Kenney                      Chairman of the Board  and              April 20, 2000
-------------------                      Chief Executive Officer
John R. Kenney                           (Principal Executive Officer)

 /s/ Allan J. Hamilton                   Vice President, Treasurer                April 20, 2000
----------------------                   and Controller
Allan J. Hamilton


 /s/ Alan M. Yaeger                      Executive Vice President,                April 20, 2000
---------------------                    Alan M. Yaeger   Actuary and
                                         Chief Financial Officer

 /s/ Jerome C. Vahl                      Director and President                   April 20, 2000
----------------------
Jerome C. Vahl


 /s/ Lyman H. Treadway                  Director                                 April 20, 2000
-----------------------
Lyman H. Treadway */


 /s/ Jack E. Zimmerman                   Director                                 April 20, 2000
----------------------
Jack E. Zimmerman */




 /s/ James R. Walker                     Director                                 April 20, 2000
-------------------------
James R. Walker */



*/s/ Thomas E. Pierpan
-------------------------
Signed by Thomas E. Pierpan
As Attorney-in-Fact


                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 20th day of April, 2000.


                        WRL SERIES ANNUITY ACCOUNT
                        (Registrant)


                         By: _________________________________________
                             John R. Kenney, Chairman of the Board and
                             Chief Executive Officer of
                             Western Reserve Life Assurance Co. of Ohio

                        WESTERN RESERVE LIFE ASSURANCE
                        CO. OF OHIO
                        (Depositor)

                        By: ___________________________________________
                            John R. Kenney, Chairman of the Board and
                            Chief Executive Officer


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                Title                                      Date
---------                                -----                                      ----

                                         Chairman of the Board and                April 20, 2000
----------------------                   Chief Executive Officer
John R. Kenney                           (Principal Executive Officer)


                                         Vice President, Treasurer                April 20, 2000
----------------------                   and Controller
Allan J. Hamilton


                                         Executive Vice President,                April 20, 2000
----------------------                   Actuary and Chief Financial
Alan M. Yaeger                           Officer


                                         Director and President                   April 20, 2000
----------------------
Jerome C. Vahl




                                         Director                                 April 20, 2000
----------------------
Lyman H. Treadway */


                                         Director                                 April 20, 2000
----------------------
Jack E. Zimmerman */


                                         Director                                 April 20, 2000
----------------------
James R. Walker */



*/________________________________
Signed by Thomas E. Pierpan
As Attorney-in-Fact


                                  EXHIBIT INDEX


         EXHIBIT NO.       DESCRIPTION OF EXHIBIT

            10(a)          Written Consent of Sutherland Asbill & Brennan LLP

            10(b)          Written Consent of Ernst & Young LLP

            10(c)          Written Consent of PricewaterhouseCoopers LLP